Financial Risk Management - Liquidity Risk - Additional Information (Details) - Liquidity risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Operating expenses and financial debt payment period	60 days
Credit lines	$ 0.0	$ 30.0	$ 30.0